Exhibit 2

JPMCC Commercial Mortgage Securities Trust 2017-JP5

Commercial Mortgage Pass-Through Certificates, Series 2017-JP5

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

Starwood Mortgage Funding VI LLC

24 February 2017

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

383 Madison Avenue

New York, New York 10179

Starwood Mortgage Funding VI LLC

1601 Washington Avenue, Suite 800

Miami Beach, Florida 33139

Re: JPMCC Commercial Mortgage Securities Trust 2017-JP5 Commercial Mortgage Pass-Through Certificates, Series 2017-JP5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the comparison or recalculation of certain information related to the Mortgage Loans (as defined in Attachment A) that will secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, JPMorgan Chase Bank, National Association (“JP Morgan”) and Starwood Mortgage Funding VI LLC (“Starwood,” together with JP Morgan, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,

b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contains the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

c.	Copies of the:

i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),

ii.	Most recent real estate tax bills (the “Tax Bills”) and

iii.	Most recent insurance bills (the “Insurance Bills”) or insurance review file (the “Insurance Review File”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

d.	Asset summary report(s) (the “ASRs”),

e.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

f.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,

g.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

h.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:

i.	The revenue and expense information for the Specified Periods (except for the Year One Period for the Mortgage Loan identified on the Mortgage Loan Schedule (as defined herein) as “Hilton Hawaiian Village” (the “Hilton Hawaiian Village Mortgage Loan”) and

ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

i.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASRs, Underwritten Rent Rolls, Underwriting Files and/or Tenant Billing Schedule (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and

j.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the twenty (20) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 20 Mortgage Loans”) (except for the Top 20 Mortgage Loans identified on the Mortgage Loan Schedule as “Las Palmas” (the “Las Palmas Mortgage Loan”), “Liberty Center” (the “Liberty Center Mortgage Loan”), “Ocotillo Plaza” (the “Ocotillo Plaza Mortgage Loan”) and “Gwinnett Commerce Center” (the “Gwinnett Commerce Center Mortgage Loan”)), JP Morgan, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (each, a “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (except for the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan) (only if the physical occupancy rate for each Historical Period was not included on the corresponding Borrower Operating Statement Data Files). We were not provided with physical occupancy rate information for the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan.

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”) (except for the Hilton Hawaiian Village Mortgage Loan and the Mortgage Loan identified on the Mortgage Loan Schedule as “Courtyard Marriott - King Kamehameha” (the “Courtyard Marriott – King Kamehameha Mortgage Loan”)), JP Morgan, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan (except for the Hilton Hawaiian Village Mortgage Loan and Courtyard Marriott – King Kamehameha Mortgage Loan).

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, Tenant Billing Schedules and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth in the ASRs, Underwritten Rent Rolls, Underwriting Files or Tenant Billing Schedules. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	The value of the collateral securing the Mortgage Loans,

ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or

iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

24 February 2017

Attachment A Page 1 of 6

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates will represent the ownership interests in JPMCC Commercial Mortgage Securities Trust 2017-JP5 (the “Issuing Entity”) to be established by the Depositor and

b.	The assets of the Issuing Entity will primarily consist of a pool of 43 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 59 commercial, multifamily and manufactured housing community properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:

a.	Information on the Borrower Operating Statement Data Files,

b.	Information in the Appraisal(s) and

c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,

ii.	Total expenses and

iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable) to the corresponding information on the Underwriting File (except for the Year One Period for the Hilton Hawaiian Village Mortgage Loan). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and

b.	Use a materiality threshold of +/- 2%, calculated as a percentage of the value as shown on the Borrower Operating Statement Data Files or Appraisal(s) (as applicable).

We did not perform the procedure described above for the Year One Period for the Hilton Hawaiian Village Mortgage Loan.

Attachment A Page 2 of 6

Historical Occupancy Comparison Procedures

2.	Using:

a.	Information on the Historical Occupancy File,

b.	Information in the Estoppels,

c.	Information on the Borrower Operating Statement Data Files,

d.	Information on the Borrower Rent Roll Files and

e.	The Underwriting Instructions and Adjustments

for each Top 20 Mortgage Loan (except for the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan), we compared the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files (as applicable) to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor, instructed us to use an absolute materiality threshold of +/- 0.5%.

We did not perform the procedure described above for the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan or Gwinnett Commerce Center Mortgage Loan.

Cashflow Reimbursement Comparison Procedures

3.	Using:

a.	Information on the Tenant Billing Schedule,

b.	The Borrower Operating Statement Data Files,

c.	Information on the Borrower Rent Roll Files and

d.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan (as applicable) (except for the Hilton Hawaiian Village Mortgage Loan and Courtyard Marriott – King Kamehameha Mortgage Loan), we compared the cash flow reimbursements for the five largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown on the Tenant Billing Schedule, Borrower Operating Statement Data Files or Borrower Rent Roll Files (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown on the Tenant Billing Schedule or Borrower Rent Roll Files (as applicable).

We did not perform the procedure described above for the Hilton Hawaiian Village Mortgage Loan or Courtyard Marriott – King Kamehameha Mortgage Loan.

Attachment A Page 3 of 6

Supporting Expense Comparison and Recalculation Procedures

4.	Using:

a.	Information in the Ground Rent Documents and

b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), we compared, or recalculated and compared, the ground rent expense of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown in the Ground Rent Documents.

5.	Using:

a.	Information on the Tax Bills,

b.	Information on the Tax Assessor Websites,

c.	Information on the Insurance Bills,

d.	Information in the Insurance Review File and

e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared the tax expense and insurance expense amounts for the TTM Period or the Underwritten Period (as applicable), as shown in the Source Documents listed in a. through d. above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%, calculated as a percentage of the value as shown on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File (as applicable).

Attachment A Page 4 of 6

Lease Expiration and Termination Comparison Procedures

6.	Using:

a.	Information in the Lease Abstracts,

b.	Information in the Leases,

c.	Information in the Estoppels,

d.	Information on the Borrower Rent Roll Files and

e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the Top 20 Mortgage Loans (except for the Hilton Hawaiian Village Mortgage Loan, Courtyard Marriott – King Kamehameha Mortgage Loan, Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan), we compared:

i.	The lease expiration date only for the tenants (ordered by the underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue, as shown on the Underwritten Rent Roll, at the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (except for the Hilton Hawaiian Village Mortgage Loan, Courtyard Marriott - King Kamehameha Mortgage Loan, Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan) and

ii.	The lease early termination options for the ten largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan (except for the Hilton Hawaiian Village Mortgage Loan, Courtyard Marriott - King Kamehameha Mortgage Loan, Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan),

all as shown in the Source Documents listed in a. through d. above, to the corresponding information on the Underwritten Rent Roll. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found.

Using:

a.	Information in the Lease Abstracts,

b.	Information in the Leases,

c.	Information in the Estoppels,

d.	Information on the Borrower Rent Roll Files and

e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 20 Mortgage Loan (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Walgreens Cooper City” (the “Walgreens Cooper City Mortgage Loan”)) and the Collateral Properties that secure the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan (as applicable), we compared the lease expiration date for the top five tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed in a. through d. above, to the corresponding information on the Underwritten Rent Roll. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found.

We performed no procedures to compare any information in the Lease Abstracts to the corresponding information in the Leases, Estoppels or Borrower Rent Roll Files.

Attachment A Page 5 of 6

Underwritten Cashflow Comparison and Recalculation Procedures

7.	Using:

a.	The TTM Period revenue and expense information that is contained on the Underwriting File,

b.	The underwritten revenue and expense information that is contained on the Underwriting File and

c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

i.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File, and

ii.	Only identify differences over the 10% materiality threshold (calculated as described in i. above) that were not explained in the Underwriting Instructions and Adjustments.

Using:

a.	The TTM Period physical occupancy rate that is contained on the Underwriting File,

b.	The underwritten physical occupancy rate that is contained on the Underwriting File and

c.	The Underwriting Instructions and Adjustments

for each Top 20 Mortgage Loan (except for the Las Palmas Mortgage Loan, Liberty Center Mortgage Loan, Ocotillo Plaza Mortgage Loan and Gwinnett Commerce Center Mortgage Loan), we compared the TTM Period physical occupancy rate, as shown on the Underwriting File, to the corresponding underwritten physical occupancy rate, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

i.	Use an absolute materiality threshold of +/- 5% and

ii.	Only identify differences over the 5% materiality threshold (calculated as described in i. above) that were not explained in the Underwriting Instructions and Adjustments.

Attachment A Page 6 of 6

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

7. (continued)

Using:

a.	Information on the Underwriting File,

b.	Information in the Source Documents,

c.	Information on the ASRs,

d.	Information on the Underwritten Rent Roll and

e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, and the additional instructions provided by the Depositor that are described in item ii. of the succeeding paragraph of this Item 7., we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us:

i.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 1%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $10,000 and

ii.	To assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

8.	Subsequent to the performance of the procedures described in Items 1. through 7. above, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs, Underwritten Rent Rolls, Underwriting Files and Tenant Billing Schedules for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 7. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls, Underwriting Files and Tenant Billing Schedules (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in Items 1. through 7. above and the results of the comparison procedures described in the preceding two sentences of this Item 8.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

Hilton Hawaiian Village	JP Morgan	$80,000,000
Moffett Gateway	JP Morgan	$80,000,000
Dallas Design District	JP Morgan	$75,000,000
Fresno Fashion Fair Mall	JP Morgan	$69,000,000
Riverway	JP Morgan	$65,000,000
55 Hawthorne	JP Morgan	$61,500,000
Bardmoor Palms	JP Morgan	$55,500,000
Landmark Square	JP Morgan	$51,000,000
Centre Market Building	JP Morgan	$42,000,000
Courtyard Marriott - King Kamehameha	JP Morgan	$40,000,000
Milton Park	JP Morgan	$39,900,000
Reston EastPointe	JP Morgan	$38,000,000
Orchard Hill Park	JP Morgan	$33,500,000
11200 Rockville Pike	JP Morgan	$33,250,000
Marriott Galleria	JP Morgan	$32,000,000
Royal Oaks Plaza	JP Morgan	$30,000,000
Las Palmas	JP Morgan	$23,500,000
Liberty Center	Starwood	$21,100,000
Ocotillo Plaza	Starwood	$19,750,000
Gwinnett Commerce Center	JP Morgan	$18,700,000
Hilton Durham	Starwood	$16,500,000
Woodglen Village	JP Morgan	$16,222,000
Partridge Inn Augusta	JP Morgan	$15,000,000
4400 Dixie Highway	JP Morgan	$14,250,000
TownePlace Suites Dallas Las Colinas	JP Morgan	$11,900,000
100 North Citrus	Starwood	$11,850,000
Pangea 15	Starwood	$9,000,000
The Shoppes at Letson Farms	Starwood	$8,850,000
Montgomery Triangle Gateway	Starwood	$7,460,000
Neilson Square	Starwood	$6,581,000
Studio City Apartments	Starwood	$6,450,000
St. Albans & Camino Commons	Starwood	$6,400,000
Lake Geneva Commons	Starwood	$6,350,000
Hampton Inn & Suites Huntsville	Starwood	$6,350,000
Holiday Inn Express Orangeburg	Starwood	$6,200,000
3200 North Hayden	Starwood	$5,925,000
Bellfort Village Apartments	Starwood	$5,900,000
Courtyard Business Center	Starwood	$5,700,000
Northgate Business Park III	Starwood	$5,250,000
Aldine Plaza	Starwood	$4,350,000
Walgreens Cooper City	Starwood	$3,300,000
North Star Terrace MHP	Starwood	$2,800,000
Rite Aid Sugar Hill	Starwood	$2,800,000

Exhibit 1 to Attachment A

Note:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the JPMCC Commercial Mortgage Securities Trust 2017-JP5 securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Hilton Hawaiian Village

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $80,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Moffett Gateway

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $80,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dallas Design District

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $75,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Rent Roll File, Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Fresno Fashion Fair Mall

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $69,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Riverway

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $65,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

55 Hawthorne

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $61,500,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bardmoor Palms

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $55,500,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts, Estoppels, Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Landmark Square

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $51,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Tenant Billing Schedule	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Centre Market Building

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $42,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Courtyard Marriott - King Kamehameha

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	Yes
Original Principal Balance: $40,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents and Underwriting Instructions and Adjustments	No Exceptions Noted
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Milton Park

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	No
Original Principal Balance: $39,900,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Reston EastPointe

Mortgage Loan Seller: JP Morgan	Top 10 Loan:	No
Original Principal Balance: $38,000,000	Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Orchard Hill Park

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $33,500,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

11200 Rockville Pike

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $33,250,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Marriott Galleria

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $32,000,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Royal Oaks Plaza

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $30,000,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts, Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Las Palmas

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $23,500,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Liberty Center

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $21,100,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Ocotillo Plaza

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $19,750,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Gwinnett Commerce Center

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $18,700,000		Top 20 Loan:	Yes

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Durham

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $16,500,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Woodglen Village

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $16,222,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Partridge Inn Augusta

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $15,000,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4400 Dixie Highway

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $14,250,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

TownePlace Suites Dallas Las Colinas

Mortgage Loan Seller: JP Morgan		Top 10 Loan:	No
Original Principal Balance: $11,900,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

100 North Citrus

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $11,850,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pangea 15

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $9,000,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Shoppes at Letson Farms

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $8,850,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Montgomery Triangle Gateway

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $7,460,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Neilson Square

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,581,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Studio City Apartments

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,450,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

St. Albans & Camino Commons

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,400,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Lake Geneva Commons

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,350,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hampton Inn & Suites Huntsville

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,350,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Holiday Inn Express Orangeburg

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $6,200,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3200 North Hayden

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,925,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bellfort Village Apartments

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,900,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Courtyard Business Center

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,700,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Northgate Business Park III

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $5,250,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Aldine Plaza

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $4,350,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Leases, Estoppels and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Walgreens Cooper City

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $3,300,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Bills	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

North Star Terrace MHP

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,800,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rite Aid Sugar Hill

Mortgage Loan Seller: Starwood		Top 10 Loan:	No
Original Principal Balance: $2,800,000		Top 20 Loan:	No

The following Items 1. to 7. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files and Appraisals (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal	No Exceptions Noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 20 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Estoppels, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON PROCEDURES
3	For the Top 10 Mortgage Loans, check that the Underwriting Instructions and Adjustments include information related to any tenant and Borrower cash flow reimbursement findings on the CAM Audit Files for the top five tenants (by square feet). Identify any unreconciled differences.

	For the Top 10 Mortgage Loans, compare the cash flow reimbursements for the top five tenants (by square feet) on the Tenant Billing Schedule or Borrower Rent Roll Files to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the tax expense and insurance expense amounts on the Tax Bills, Tax Assessor Websites, Insurance Bills or Insurance Review File to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (only for the tenants (ordered by underwritten base rent of each tenant) that comprise 80% of the aggregate underwritten base rent revenue) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information on the Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases, Estoppels or Borrower Rent Roll Files to the corresponding information in the Underwritten Rent Roll.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
7	Using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

Using the TTM Period physical occupancy information on the Underwriting File, underwritten physical occupancy rate on the Underwriting File and the Underwriting Instructions and Adjustments for the Top 20 Mortgage Loans, compare the TTM Period physical occupancy rate on the Underwriting File to the underwritten physical occupancy rate on the Underwriting File.  Identify any differences above a 5% threshold that are not explained in the Underwriting Instructions and Adjustments.

	Using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% and $10,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable